Summary of Significant Accounting Policies - Schedule of Net Loss Per Share Calculation (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Loss Per Share Calculation [Abstract]
Net loss	$ (2,959,426)	$ (126,475)	$ (144,111)	$ (4,083,109)	$ (580,983)	$ (707,458)	$ (598,593)
Weighted average shares outstanding (denominator for basic earnings per share)	16,688,945		15,130,393	16,588,940	15,130,393	1,044,861,360	1,044,861,360
Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	16,688,945		15,130,393	16,588,940	15,130,393	1,044,861,360	1,044,861,360
Basic loss per share	$ (0.18)		$ (0.01)	$ (0.25)	$ (0.04)	$ 0	$ 0
Diluted loss per share	$ (0.18)		$ (0.01)	$ (0.25)	$ (0.04)	$ 0	$ 0